Interest payable	12 Months Ended
Dec. 31, 2024
Interest payable
Interest Payable

26. Interest payable

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Interest payable to third parties	43,966	-
Interest payable to related parties(1)	26,326	-
Interest payable to shareholders(2)	20,606	-
Total	90,898	-

In June 2024, the Company divested the microfinance business by selling off the Chutian and subsidiaries and all the assets and liabilities relating the microfinance business were disposed.

(1) See Note 31 of Notes to the Consolidated Financial Statements, sub-sections 1.1 and 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 31 of Notes to the Consolidated Financial Statements, sub-section 2.1 and 2.2 of Section 2 Loans payable to shareholders for detailed disclosure.